Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 053 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	66-0667416
Plan number	053
Participant loans	$ 2,667,790
EBP, Asset Held for Investment	$ 188,142,734
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%	9.50%
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 57,916,770
Pooled separate accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 89,638,303
Investment, Identifier [Axis]: American Funds AMER BAL R6 Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	49,372
Current Value	$ 1,851,961
Investment, Identifier [Axis]: DODGE & COX INCOME X FUND | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	312,029
Current Value	$ 4,012,688
Investment, Identifier [Axis]: Franklin US Govt Sec R6 Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	303,955
Current Value	$ 1,577,527
Investment, Identifier [Axis]: Impax Sustain Alloc Instl Fd | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	1,383
Current Value	$ 37,108
Investment, Identifier [Axis]: JP Morgan Mid CAP VALUE R6 Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	181,458
Current Value	$ 5,784,893
Investment, Identifier [Axis]: Legg Mason BW GLBL Opps Bd IS Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	45,955
Current Value	$ 409,915
Investment, Identifier [Axis]: MFS Value R6 Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	154,473
Current Value	$ 7,709,773
Investment, Identifier [Axis]: MassMutual Prem Smcap Opp I Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	299,784
Current Value	$ 5,264,220
Investment, Identifier [Axis]: Pioneer LG CP GR PORT CL R1| Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	230,967
Current Value	$ 9,129,628
Investment, Identifier [Axis]: Popular, Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	119,871
Current Value	$ 14,926,326
Investment, Identifier [Axis]: Principal Diversified International SEP Account | Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	31,125
Current Value	$ 5,404,445
Investment, Identifier [Axis]: Principal Fixed Income Guaranteed Option
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 13,863,917
Investment, Identifier [Axis]: Principal Lifetime 2015 SEP Account | Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	3,413
Current Value	$ 89,409
Investment, Identifier [Axis]: Principal Lifetime 2020 SEP Account | Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	202,559
Current Value	$ 9,382,968
Investment, Identifier [Axis]: Principal Lifetime 2025 SEP Account | Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	70,911
Current Value	$ 2,170,301
Investment, Identifier [Axis]: Principal Lifetime 2030 SEP Account | Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	308,687
Current Value	$ 16,516,469
Investment, Identifier [Axis]: Principal Lifetime 2035 SEP Account | Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	128,354
Current Value	$ 4,526,126
Investment, Identifier [Axis]: Principal Lifetime 2040 SEP Account | Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	271,037
Current Value	$ 16,863,908
Investment, Identifier [Axis]: Principal Lifetime 2045 SEP Account | Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	151,729
Current Value	$ 6,017,165
Investment, Identifier [Axis]: Principal Lifetime 2050 SEP Account | Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	221,397
Current Value	$ 14,524,921
Investment, Identifier [Axis]: Principal Lifetime 2055 SEP Account | Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	156,334
Current Value	$ 6,482,219
Investment, Identifier [Axis]: Principal Lifetime 2060 SEP Account | Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	111,966
Current Value	$ 3,925,279
Investment, Identifier [Axis]: Principal Lifetime 2065 SEP Account | Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	43,797
Current Value	$ 919,756
Investment, Identifier [Axis]: Principal Lifetime 2070 SEP Account | Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	17,568
Current Value	$ 264,787
Investment, Identifier [Axis]: Principal Lifetime STR INC SEP Account | Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	49,359
Current Value	$ 1,617,339
Investment, Identifier [Axis]: Principal US Property SEP Account | Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	5,592
Current Value	$ 933,211
Investment, Identifier [Axis]: Vanguard Ext Mk Index Adm Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	11,796
Current Value	$ 1,871,166
Investment, Identifier [Axis]: Vanguard Instl Index Instl Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	45,013
Current Value	$ 24,850,833
Investment, Identifier [Axis]: Vanguard Ttl BD Mkt Idx Adm Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	210,418
Current Value	$ 2,055,783
Investment, Identifier [Axis]: Vanguard Ttl Intl Stk Idx Adm Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	61,458
Current Value	$ 2,490,903